Noncontrolling Interests Subject to Put Provisions (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Noncontrolling Interests Subject To Put Provisions (Details) [Abstract]
Potential obligations under the put provisions	$ 672,234		$ 672,234		$ 648,251
Temporary Equity [Line Items]
Noncontrolling interests subject to put provisions beginning balance			648,251
Dividends paid	317,903				296,134
Noncontrolling interest increase from sale of parent equity interest	3,892				(15,173)
Minority interest decrease from distributions to noncontrolling interest holders	(19,660)				(32,275)
Changes in fair value of noncontrolling interests	(16,409)				(108,575)
Net Income	280,576	297,575	527,926	557,658
Other comprehensive income loss net of tax	45,585	(52,028)	6,292	(104,609)
Noncontrolling interests subject to put provisions ending balance	672,234		672,234		648,251
Put provisions exercisable	272,417		272,417
Noncontrolling interests subject to put provisions [Member]
Temporary Equity [Line Items]
Dividends paid	(60,761)				(122,179)
Noncontrolling interest increase from sale of parent equity interest	(945)				6,723
Minority interest decrease from distributions to noncontrolling interest holders	10,954				17,767
Changes in fair value of noncontrolling interests	16,409				108,575
Net Income	58,496				113,156
Other comprehensive income loss net of tax	(170)				949
Noncontrolling interests subject to put provisions ending balance					$ 523,260